Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income Taxes

12.    Income Taxes

The provision for income taxes consisted of the following for the years ended December 31 (in thousands):

	2022	2021
Current
Federal	$—	$—
State	—	—
Deferred expense (benefit)	645	1,019
Deferred tax asset valuation allowance	(645)	(1,019)
	$—	$—

The Company has incurred net operating losses since inception. A reconciliation of income tax (benefit) expense to the statutory federal tax rate is as follows:

	2022	2021
Tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	1.5%	3.0%
Permanent items	(9.5)%	(5.1)%
Federal business credits	(0.6)%	(0.3)%
Valuation allowance	(4.1)%	(11.6)%
Rate changes	0.8%	(2.1)%
True up of deferred balances	0.0%	19.8%
Expiration of NOL carryovers	(9.1)%	(24.2)%
Other	0.0%	(0.5)%
Effective income tax rate	0.0%	0.0%

The tax effects of temporary differences that give rise to significant portions of the net deferred tax asset were as follows as of December 31 (in thousands):

	2022	2021
Net operating loss carryforward	$40,296	$40,606
Research and development credit	2,041	2,142
Other	2,081	1,025
	44,418	43,773
Less: Valuation allowance	(44,418)	(43,773)
	$—	$—

The reconciliation of tax contingencies is as follows (in thousands):

	2022	2021
Gross tax contingencies – January 1	$608	$577
Gross increases to tax positions in prior periods	—	31
Gross decreases to tax positions in prior periods	—	—
Lapse of statute of limitations	$(63)	—
Gross tax contingencies – December 31	$545	$608

The change in valuation allowance was $0.6 million and $1.0 million for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company had federal tax net operating loss carryforwards of approximately $177.6 million which will be available to offset earnings during the carryforward period. Additionally, as of December 31, 2022, the Company had state net operating loss carryforwards of approximately $44.0 million. If not used, these carryforwards, including federal tax carryforwards generated prior to December 31, 2017, began to expire in 2022 continuing through 2035. As a result of the Tax Cuts and Jobs Act, the federal tax net operating loss carryforwards generated in the years ended December 31, 2018 through 2022 do not expire. In addition, significant changes in ownership of the Company as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards. Currently, no analysis has been performed to determine the applicability of the limitations if any that may have occurred to date.

As of December 31, 2022, the Company had federal research and development credits carryforwards of approximately $1.9 million. Additionally, the Company had gross state research and development credits carryforwards of approximately $0.8 million as of December 31, 2022. Both the federal and state research and development credits carryforwards will be available to offset earnings during the carryforward period. If not used, these credits will expire in 2022 through 2035.

The impact of an uncertain tax position taken or expected to be taken on an income tax return must be recognized in the consolidated financial statements at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized in the consolidated financial statements unless it is more likely than not of being sustained.

The Company has reduced its deferred tax asset for research and development credit by approximately $0.5 million and $0.6 million for uncertain tax positions as of December 31, 2022 and 2021, respectively.

The Company files tax returns in the U.S. federal jurisdiction and various states. For federal income tax purposes, fiscal 2019 through 2022 tax years remain open for examination by tax authorities under the normal three-year statute of limitations. For state tax purposes, fiscal 2018 through 2022 tax years remain open for examination by the tax authorities under a four-year statute of limitations. Since the Company has net operating losses and credit carryforwards, the IRS is able to make adjustments to these carryforwards back to the carryover period.